BUSINESS COMBINATION (Summary of Unaudited Pro forma Information) (Details) - Sumpay.cn [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business combination [Line Items]
Pro forma total revenues	$ 20,135	¥ 130,430	¥ 604,900
Pro forma net income (loss)	(50,546)	(327,430)	151,163
Pro forma net income (loss) attributable to 500.com Limited	$ (50,320)	¥ (325,962)	¥ 153,341